Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

30 Analysis of cash and cash equivalents

In the cash flow statement, cash and cash equivalents comprises cash, loans to banks and treasury bills with an original maturity of less than three months that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

	2021	2020	2019
	£m	£m	£m
At 1 January
- cash	124,489	80,993	91,368
- cash equivalents	14,710	19,595	17,568
	139,199	100,588	108,936
Net increase/(decrease) in cash and cash equivalents	51,507	38,611	(8,348)
At 31 December	190,706	139,199	100,588

Comprising:
Cash and balances at central banks	177,757	124,489	80,993
Trading assets	7,137	9,220	12,578
Other financial assets	16	173	459
Loans to banks - amortised cost (1)	5,796	5,317	6,558
Cash and cash equivalents	190,706	139,199	100,588

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £4,293 million (2020 - £7,592 million; 2019 - £7,570 million).

Certain members of NatWest Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. Natwest Markets N.V. had mandatory reserve deposits with De Nederlandsche Bank N.V. of €60 million (2020 - €81 million, 2019 €47 million). The Royal Bank of Scotland International (Holdings) Limited had balances with Central Bank of Luxembourg of €123 million (2020 - €59 million, 2019 €58 million)